Warrants (Details Narrative) - CNY (¥)	1 Months Ended	12 Months Ended
	Jun. 24, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants, description	Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share, one right and one redeemable warrant (the “Public Warrant”). Each Public Warrant entitles the holder to purchase one-half (1/2) of an Ordinary Shares at an exercise price of $11.50
Black Scholes Option Pricing Model [Member]
Fair value of warrants		¥ 625,000
Risk-free interest rate		0.90%
Expected warrant life		5 years
Expected volatility		58.40%
Expected dividend yield		0.00%
IPO [Member]
Sale of units	5,750,000
Price per share	¥ 10.00
Private Placement [Member]
Sale of units	270,500
Price per share	¥ 10.0
Public Warrants [Member]
Warrants		5,750,000
Private Warrants [Member]
Warrants		270,500	270,500	270,500
Minimum [Member]
Reverse stock split exercise price		¥ 11.50
Maximum [Member]
Reverse stock split exercise price		¥ 115